Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Other reserves	£ 1,628	£ (468)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	2,493	3,625
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,100)	(1,873)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(666)	(2,930)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(990)	(1,059)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	£ 1,891	£ 1,769